Operating expenses (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Staff
Employee remuneration, entitlements and on-costs	$ 5,160	$ 5,254	$ 5,111
Superannuation	551	521	533
Share-based payments	97	90	88
Restructuring costs	91	233	134
Total staff	5,899	6,098	5,866
Occupancy
Operating lease rentals	116	153	170
Depreciation and impairment of property and equipment	455	474	626
Other	129	159	118
Total occupancy	700	786	914
Technology
Amortisation and impairment of software assets	908	629	655
Depreciation and impairment of IT equipment	125	132	177
Technology services	871	735	721
Software maintenance and licences	770	603	506
Telecommunications	90	112	144
Total technology	2,764	2,211	2,203
Other
Professional and processing services	798	905	1,056
Postage and stationery	130	139	144
Advertising	176	169	158
Non-lending losses	111	65	104
Amortisation and impairment of other intangible assets and deferred expenditure	34	2	123
Other expenses	332	317	234
Total other	1,581	1,597	1,819
Total operating expenses	10,944	10,692	10,802
Additional disclosures
Addition (reduction) to operating expenses related to remediation costs	1	7	63
Goodwill and other intangibles
Additional disclosures
Impairment expenses	32	0	122
Computer software
Additional disclosures
Impairment expenses	19	8	110
Property and equipment
Additional disclosures
Impairment expenses	8	31	$ 117
Parent Entity
Staff
Employee remuneration, entitlements and on-costs	4,540	4,674
Superannuation	491	459
Share-based payments	94	88
Restructuring costs	75	226
Total staff	5,200	5,447
Occupancy
Operating lease rentals	99	128
Depreciation and impairment of property and equipment	387	420
Other	120	139
Total occupancy	606	687
Technology
Amortisation and impairment of software assets	802	573
Depreciation and impairment of IT equipment	99	108
Technology services	770	645
Software maintenance and licences	653	504
Telecommunications	69	91
Total technology	2,393	1,921
Other
Professional and processing services	696	762
Postage and stationery	109	114
Advertising	150	137
Non-lending losses	88	52
Amortisation and impairment of other intangible assets and deferred expenditure	2	2
Impairment of investments in subsidiaries	117	(14)
Other expenses	367	365
Total other	1,529	1,418
Total operating expenses	9,728	9,473
Additional disclosures
Addition (reduction) to operating expenses related to remediation costs	1	(3)
Parent Entity | Goodwill and other intangibles
Additional disclosures
Impairment expenses	0	0
Parent Entity | Computer software
Additional disclosures
Impairment expenses	19	8
Parent Entity | Property and equipment
Additional disclosures
Impairment expenses	$ 8	$ 31